Other Current Assets	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 5 – Other Current Assets

Other current assets included as of::

	June 30, 2024	December 31, 2023
Deposit related to Rotor Riot, LLC and Fat Shark, Ltd. acquisitions	$–	$100,000
Prepaid insurance	157,500	20,631
Other receivables	10,000	–
Other prepaid expenses	14,577	–
Total other current assets	$182,077	$120,631